Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We structure our compensation using a mix of short-term compensation, in the form of base salaries and annual cash incentive payments, and long-term compensation, in the form of equity-based awards, to meet our NEO compensation objectives of:
•	Attracting, motivating, developing, and retaining quality executives who will increase long-term stockholder value.
•	Rewarding exceptional performance and long-term commitment to EPAM.
•	Grant performance-based equity awards to align executive interests with long-term interests of EPAM stockholders.
Our Compensation Discussion and Analysis provides more information on our approach and methodology for making executive compensation decisions. As noted in the Compensation Discussion and Analysis, our compensation decisions are made using the value of equity-based awards measured as of the date the equity award was granted, which differs from the values in the table below which are calculated according to prescribed SEC rules. Particularly, the amounts listed in the tables and graphs below labeled as “Compensation Actually Paid” does not represent the value of cash and equity awards that we paid to our NEOs during any year, but rather is an amount calculated under SEC rules and includes, among other things, adjustments to values of unvested and vested equity awards based on year-end stock prices and various accounting valuation assumptions.
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (6) (h)	Annual Revenue Growth (7) (i)
					Total Shareholder Return (4) (f)	Peer Group Total Shareholder Return (5) (g)
2024	$9,046,642	$2,256,961	$4,190,576	$1,339,977	$110.21	$299.72	$454,533	0.8%
2023	$ 7,545,130	$ 5,251,802	$ 4,026,838	$ 4,783,721	$ 140.15	$ 219.40	$ 417,083	(2.8%)
2022	$6,453,257	($13,933,984)	$2,888,776	($4,103,371)	$154.48	$139.00	$419,416	28.4%
2021	$5,930,172	$26,698,904	$2,618,780	$9,947,826	$315.07	$193.58	$481,652	41.3%
2020	$4,704,626	$15,462,041	$1,875,283	$5,775,470	$168.91	$143.89	$327,160	24.5%

(1)
The value associated with the acceleration of outstanding stock options is based on the closing market price of a share of our Common Stock as of December 31, 2024 ($233.82), the last trading day of 2024, minus the applicable exercise price.

(2)
The value associated with the acceleration of eligible unvested restricted stock units is based on the closing market price of a share of our Common Stock as of December 31, 2024 ($233.82), the last trading day of 2024.

	Year
	2020	2021	2022	2023	2024
SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257	$7,545,130	$ 9,046,642
Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)	($6,218,822)	($7,416,164)
Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771	$6,281,375	$4,178,183
Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)	($1,188,374)	($3,069,716)
Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)	($1,167,507)	($481,984)
Total	$ 15,462,041	$ 26,698,904	($ 13,933,984)	$ 5,251,802	$ 2,256,961

Stock option grant date fair values included in SCT Total Compensation are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of performance stock unit awards for which performance achievements had not yet been established, we have assumed target performance. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.
(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2024, 2023, 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year
	2020	2021	2022	2023	2024
SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776	$4,026,838	$4,190,576
Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)	($1,631,051)	($3,243,718)
Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178	$3,283,130	$1,917,026
Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)	($467,560)	($1,354,543)
Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)	($427,636)	($169,363)
Total	$ 5,775,470	$ 9,947,826	($ 4,103,371)	$ 4,783,721	$ 1,339,977

Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.
(4)	Column (f) represents EPAM’s cumulative total shareholder return (EPAM TSR).
(5)	Column (g) represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the years ending December 31, 2024, 2023, 2022, 2021 and 2020.
(6)	Reflects “Net Income” in our Consolidated Statements of Income included in our Annual Report on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
(7)
The table below lists, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*
A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance

Adjusted Revenue Growth
Annual Revenue Growth as adjusted to exclude revenues from acquisitions and dispositions not included in the annual operating plan approved by the Board and applying foreign currency exchange rates utilized in the development of the approved annual operating plan

Adjusted Diluted Earnings Per Share*	A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Relative TSR	The TSR of the Company as compared to the TSR of the companies included in the S&P 500 IT Index, as determined on the grant date and stated as a percentile

*	Refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures to Comparable GAAP Measures” for additional information.

Company Selected Measure Name	Annual Revenue Growth
Peer Group Issuers, Footnote
(5)	Column (g) represents the cumulative TSR of the S&P 500 Information Technology Index (“S&P 500 IT Index”) for the years ending December 31, 2024, 2023, 2022, 2021 and 2020.

PEO Total Compensation Amount	$ 9,046,642	$ 7,545,130	$ 6,453,257	$ 5,930,172	$ 4,704,626
PEO Actually Paid Compensation Amount	$ 2,256,961	5,251,802	(13,933,984)	26,698,904	15,462,041
Adjustment To PEO Compensation, Footnote
(2)
The value associated with the acceleration of eligible unvested restricted stock units is based on the closing market price of a share of our Common Stock as of December 31, 2024 ($233.82), the last trading day of 2024.

	Year
	2020	2021	2022	2023	2024
SCT Total Compensation	$4,704,626	$5,930,172	$6,453,257	$7,545,130	$ 9,046,642
Subtract equity award values in SCT	($3,250,908)	($4,000,024)	($4,666,857)	($6,218,822)	($7,416,164)
Add year-end value of unvested equity awards granted in the year	$8,210,331	$8,830,693	$6,369,771	$6,281,375	$4,178,183
Change in value of unvested equity awards granted in prior years	$7,457,887	$15,195,140	($11,264,101)	($1,188,374)	($3,069,716)
Change in value of equity awards granted in prior years which vested in the year	($1,659,895)	$742,923	($10,826,054)	($1,167,507)	($481,984)
Total	$ 15,462,041	$ 26,698,904	($ 13,933,984)	$ 5,251,802	$ 2,256,961

Stock option grant date fair values included in SCT Total Compensation are estimated using the Black-Scholes option valuation model as of grant date. For the purposes of calculating Compensation Actually Paid, we estimated the stock option fair values using the Black-Scholes option valuation model as of each applicable measurement date using the stock price as of the measurement date and updated assumptions (i.e., expected term, expected volatility, expected dividends, risk-free interest rate) as of the measurement date. Restricted stock unit grant date fair values are calculated as set forth in the footnotes to the Summary Compensation Table. For performance-based awards, fair values were calculated based on the probable outcome of the performance conditions as of the relevant valuation date. With respect to the portion of performance stock unit awards for which performance achievements had not yet been established, we have assumed target performance. For the purposes of calculating Compensation Actually Paid, adjustments were made using the stock price as of the last trading day of each applicable year and as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 4,190,576	4,026,838	2,888,776	2,618,780	1,875,283
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,339,977	4,783,721	(4,103,371)	9,947,826	5,775,470
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Column (e) reflects the average Compensation Actually Paid to our four NEOs that are not our CEO in each of 2024, 2023, 2022, 2021 and 2020, calculated as set forth in the table below and in accordance with SEC rules. No dividends or other earnings were paid on stock or option awards in any of the covered fiscal years and no equity awards were cancelled due to a failure to meet vesting conditions. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our NEOs during any of the applicable years. For information regarding the decisions made by our Compensation Committee about our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis section of this Proxy Statement and the proxy statements for each of the fiscal years covered in the table above.

	Year
	2020	2021	2022	2023	2024
SCT Total Compensation	$1,875,283	$2,618,780	$2,888,776	$4,026,838	$4,190,576
Subtract equity award values in SCT	($1,099,974)	($1,575,157)	($1,959,989)	($1,631,051)	($3,243,718)
Add year-end value of unvested equity awards granted in the year	$2,778,712	$3,477,363	$2,675,178	$3,283,130	$1,917,026
Change in value of unvested equity awards granted in prior years	$2,647,489	$5,085,424	($4,009,358)	($467,560)	($1,354,543)
Change in value of equity awards granted in prior years which vested in the year	($426,040)	$341,416	($3,697,978)	($427,636)	($169,363)
Total	$ 5,775,470	$ 9,947,826	($ 4,103,371)	$ 4,783,721	$ 1,339,977

Stock option fair values and time-vested restricted stock unit fair values as of the applicable measurement date were calculated as set forth in footnote 2.

Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2020, 2021, 2022, 2023 and 2024 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Compensation Actually Paid vs. Net Income
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2020, 2021, 2022, 2023 and 2024 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Compensation Actually Paid vs. Company Selected Measure
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2020, 2021, 2022, 2023 and 2024 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Total Shareholder Return Vs Peer Group
Below are graphs showing the relationship of Compensation Actually Paid to our CEO and average Compensation Actually Paid to our NEOs that are not the CEO in 2020, 2021, 2022, 2023 and 2024 to the EPAM TSR, S&P 500 IT Index TSR, EPAM’s net income, and EPAM’s annual revenue growth.

Tabular List, Table
(7)
The table below lists, in our assessment, the most important financial performance measures we use to link compensation of our NEOs for each year in the table above to EPAM’s performance. The following tabular list represents all of the financial and non-financial measures used to link compensation to performance.

Measure	Explanation
Annual Revenue Growth	Company-Selected Measure and a financial measure of revenue growth generated from year-to-year as a percentage increase over the immediately preceding year
Adjusted Income from Operations*
A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance

Adjusted Revenue Growth
Annual Revenue Growth as adjusted to exclude revenues from acquisitions and dispositions not included in the annual operating plan approved by the Board and applying foreign currency exchange rates utilized in the development of the approved annual operating plan

Adjusted Diluted Earnings Per Share*	A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Relative TSR	The TSR of the Company as compared to the TSR of the companies included in the S&P 500 IT Index, as determined on the grant date and stated as a percentile

*	Refer to “Appendix A: Reconciliation of Non-GAAP Financial Measures to Comparable GAAP Measures” for additional information.

Total Shareholder Return Amount	$ 110.21	140.15	154.48	315.07	168.91
Peer Group Total Shareholder Return Amount	299.72	219.4	139	193.58	143.89
Net Income (Loss)	$ 454,533,000	$ 417,083,000	$ 419,416,000	$ 481,652,000	$ 327,160,000
Company Selected Measure Amount	0.008	(0.028)	0.284	0.413	0.245
Share Price | $ / shares	$ 233.82
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Income from Operations
Non-GAAP Measure Description	A non-GAAP financial measure that consists of income from operations that is then adjusted to eliminate the effect of certain expenses, costs, and impairments and is used to illustrate underlying trends in our business, establish budgets and operational goals, communicate internally and externally, and for managing our business and evaluating our performance
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description	A non-GAAP financial measure that consists of GAAP earnings per share that is then adjusted to exclude the effect of certain expenses, costs, and impairments and is used in evaluating our performance
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,416,164)	$ (6,218,822)	$ (4,666,857)	$ (4,000,024)	$ (3,250,908)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,178,183	6,281,375	6,369,771	8,830,693	8,210,331
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,069,716)	(1,188,374)	(11,264,101)	15,195,140	7,457,887
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,984)	(1,167,507)	(10,826,054)	742,923	(1,659,895)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,243,718)	(1,631,051)	(1,959,989)	(1,575,157)	(1,099,974)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,917,026	3,283,130	2,675,178	3,477,363	2,778,712
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,354,543)	(467,560)	(4,009,358)	5,085,424	2,647,489
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (169,363)	$ (427,636)	$ (3,697,978)	$ 341,416	$ (426,040)